Stock Incentive Plan	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Incentive Plan
NOTE 13. Stock Incentive Plan

The Company offers certain employees the ability to purchase common shares of the Company and/or receive common stock options under its Amended and Restated Stock Incentive Plan (the “Plan”) that was approved by the stockholders. The Company is authorized to grant 46,250,000 shares related to employee stock options, of which 1,970,000 shares remain available for grant as of December 31, 2020. Shares granted are not transferrable, except upon the employee’s death, repurchase by the Company, or with the Company’s consent. The Company recognizes compensation expense related to the Plan in its consolidated statements of operations, with a corresponding increase to additional paid-in
capital for any employees who are granted stock options in exchange for services to the Company.
The stock options granted under the Plan consist of: (i) stock options that vest in four equal annual installments, subject to the employee’s continued service until the applicable vesting date (the “Base Options”), and (ii) stock options that vest if, upon a sale of its interest in the Company, CD&R realizes a certain return on its investment, subject to the employee’s continuous employment through such date (the “Upside Options”). Both the Base Options and Upside Options expire 10 years after the date of grant.
Compensation cost for the Base Options is recognized on a straight-line basis over the requisite vesting period of four years. The fair value of each Base Option was estimated on the date of grant using the Black-Scholes option pricing model. Expected volatilities are based on the historical equity volatility of comparable publicly traded companies. The expected term of Base Options is calculated via the simplified method and reflects the midpoint between the vesting date and the end of the contractual term. The risk-free rates utilized for periods throughout the contractual life of the Base Options are based on U.S. Treasury security yields at the time of grant.
Compensation cost for the Upside Options has not been recorded, as it is not considered probable that the performance target will be achieved. Compensation cost for the Upside Options will be recognized when the performance condition is considered probable, which will not be until the sale event and achievement of the performance target, as defined in the option agreement, occur. The fair value of the Upside Options was estimated on the date of grant using the Monte Carlo simulation model.
Because there is no public market for the Company’s common stock, the Company determined the fair value of those shares at the gr
a
nt dates by considering several objective and subjective factors, including the price paid by investors for common stock, actual and forecasted operating and financial performance, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the likelihood of achieving a liquidity event, and transactions involving its common stock. The fair value of the Company’s common stock has been determined in accordance with applicable elements of the practice aid issued by the American Institute of Certified Public Accountants,
Valuation of Privately Held Company Equity Securities Issued as
Compensation
.
The assumptions used for the Black-Scholes option pricing model to determine the fair value of the Base Options granted are as follows:

	December 31,
	2020	2019	2018
Risk-free interest rate	0.43% - 1.68%	2.39% - 2.53%	2.57% - 2.97%
Expected dividends	$—	$—	$ —
Expected volatility	59.39% - 63.47%	55.38% - 55.47%	55.83% - 58.34%
Expected term (in years)	6.25	6.25	6.25
The Company’s outstanding Base Options consisted of the following (shares in thousands):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Stock options outstanding as of January 1, 2020	23,080	$1.41	7.5
Granted	6,430	4.65	9.4
Exercised	(2,783)	1.00	5.7
Expired or forfeited	(2,081)	2.54	7.5

Stock options outstanding as of December 31, 2020	24,646	$2.21	7.2	$165,866

Expected to vest as of December 31, 2020	9,663	$3.74	8.5	$50,245

Exercisable as of December 31, 2020	14,983	$1.22	6.3	$115,671

The weighted-average grant-date fair value of the Base Options granted during the year ended December 31, 2020, 2019, and 2018 was

$2.70
,

$2.11, and

$1.17,
 respectively, per option. During the year ended December 31, 2020, the total stock-based compensation expense related to the stock options was
$6.5 million, of which $6.3 million is recorded in general and administrative expense and $0.2 million is recorded in income (loss) from discontinued operations in the consolidated statements of operations. During the year ended December 31, 2019, the total stock-based compensation expense related to the stock options was $5.0 million, of which $4.2 million is recorded in general and administrative expense and $0.8 million is recorded in income (loss) from discontinued operations in the consolidated statements of operations.
During the year ended December 31, 2018, the
total stock-based compensation expense related to the stock options was $3.6 million, of which $2.9 million is recorded in general and administrative expense and $0.7 million is recorded in income (loss) from discontinued operations in the consolidated statements of operations
.
Forfeiture of awards is recognized as it occurs.
As of December 31, 2020, the Company had $17.5 million of total unrecognized compensation cost related to non-vested
Base Options. The compensation cost for the Base Options as of December 31, 2020 is expected to be recognized over a weighted-average period of approximately 3 years.
The Company’s outstanding Upside Options consisted of the following (shares in thousands):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Stock options outstanding as of January 1, 2020	15,090	$3.52	7.5
Granted	6,175	9.89	9.4
Exercised	—	—	—
Expired or forfeited	(4,590)	3.77	6.5

Stock options outstanding as of December 31, 2020	16,675	$5.81	7.6

Expected to vest as of December 31, 2020	—	$—	—

Exercisable as of December 31, 2020	—	$—	—

The weighted-average grant-date fair value of the Upside Options granted during the years ended December 31, 2020, 2019, and 2018 was
$1.58, $1.23,
 and $0.55,
respectively, per option. During the years ended December 31, 2020, 2019, and 2018, the Company did not recognize any stock-based compensation expense related to the Upside Options as achievement of the underlying performance condition is not probable. Forfeiture of awards is recognized as it occurs. As of December 31, 2020, the Company had $13.2 million of total unrecognized compensation cost related to non-vested
Upside Options.
Restricted Stock Units
The Company has agreements with certain members of its board of directors that permit a portion of board compensation to be delivered in the form of equity awards. These issuances are in the form of restricted stock units. For the years ended December 31, 2020
,
 2019,
 and 2018,
the Company recognized $0.2 million
, $0.2 million, and $0.1 million, respectively,
of stock-based compensation expense related to these contracts, which is recorded in general and administrative expense in the consolidated statements of operations.
Non-Employee Awards
Various of the Company’s agreements provide for the vesting of certain stock-based instruments to third parties at the time of an initial public offering or sale of a controlling interest in the Company (“Change of Control Event”). The stock-based instruments granted to third parties are accounted for as non-employee
awards for which compensation cost will be recognized upon achievement of the underlying performance condition of a Change of Control Event. As the instruments are liability-classified, the amount of shares ultimately issued and related compensation cost will be measured on the vesting date. A Change of Control Event is not deemed probable until consummated.
The Company has also issued equity-based instruments to third parties for incentive compensation. The equity instruments granted to third parties are accounted for as non-employee awards and are recognized to the extent that achievement of the financial performance threshold is probable. For the years ended December 31, 2019 and 2018, the Company recognized
 $
1.5

million and $5.0 million, respectively, in expenses as the related performance conditions were satisfied. The Company recorded the amount in other medical expenses in the consolidated statements of operations and recognized a liability in accounts payable and accrued expenses as of December 31, 2019. In August 2020, the Company recognized
$
1.5
 million in additional
paid-in
capital for the issuance of common stock to settle
2019
incentives. In April 2019, the Company recognized $
5.0
 million in additional
paid-in
capital for the issuance of common stock to settle 2018 incentives
.